SHAREHOLDERS’ EQUITY	6 Months Ended
Sep. 30, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE – 10 SHAREHOLDERS’ EQUITY

Authorized Stocks

The Company was established under the laws of Cayman Islands on April 11, 2022, with one class of ordinary share.

As of March 31, 2025 and September 30, 2025, the Company was authorized to issue was 500,000,000 shares of capital stock at a par value of US$0.001 per share.

Ordinary shares outstanding

On May 9, 2024, the Company issued a total of 1,539,281 ordinary shares under the Plan, at the average market prices ranging from US$0.716 to US$0.778 per share, to four consultants to settle marketing advisories services fee rendered of US$1,165,000.

On October 11, 2024, the Company issued 3,600,000 ordinary shares at USD0.351 per share, for total gross proceeds of US$1,263,600 before deducting offering expenses payable by the Company.

On June 5, 2025, the Company completed the Follow-on Public Offerings on a best-efforts basis. The Company issued 11,000,000 ordinary shares at an offering price of US$0.60 and 33,000,000 common warrants to purchase up to 33,000,000 ordinary shares at an exercise price of US$0.01 per share, for total gross proceeds of US$6,930,000 and net proceeds of approximately US$6,871,548 after deducting expenses of approximately US$58,452 payable by the Company.

As of March 31, 2025 and September 30, 2025, the Company had a total of 15,564,571 and 59,564,571 ordinary shares issued and outstanding, respectively.

Share Award Scheme

On April 19, 2024, the Company adopted the 2024 Equity Incentive Plan (the “Plan”). The maximum number of Ordinary Shares that are available for issuance under the Plan is 2,000,000 ordinary shares. Options shall expire after a maximum period not exceeding 10 years from the Date of Grant. On May 9, 2024, 1,539,281 ordinary shares were issued under the Plan. The Plan provides for the grant of awards to eligible employees, directors, consultants, independent contractors, and advisors in the form of options, restricted stock, restricted stock units, stock appreciation rights, performance awards, other stock-based awards or dividend equivalents (each, an award).

As of March 31, 2025 and September 30, 2025, 460,719 ordinary shares are not yet issued under the Plan.